Derivatives (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about hedges [abstract]
Notional amounts of derivatives
(a) The notional amounts of derivatives outstanding as of December 31, 2021 and 2022 are as follows:

	2021		2022
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	145,786,842	129,544,881
Currency swaps		36,532,622	40,557,913
Currency options		2,270,594	1,327,752

		184,590,058	171,430,546
Exchange traded:
Currency futures		641,104	719,618

		185,231,162	172,150,164

Interest rates related:
Over the counter:
Interest rate forwards and swaps		35,518,719	37,170,647
Interest rate options		258,460	226,924

		35,777,179	37,397,571

Exchange traded:
Interest rate futures		3,293,821	2,783,937
Interest rate options		54,890	—
Interest rate swaps (*)		72,898,275	94,803,271

		76,246,986	97,587,208

		112,024,165	134,984,779

Credit related:
Over the counter:
Credit swaps		4,737,329	5,155,334
Equity related:
Over the counter:
Equity swaps and forwards		2,073,995	4,008,263
Equity options		677,824	878,122

		2,751,819	4,886,385
Exchange traded:
Equity futures		1,678,070	2,443,194
Equity options		3,298,673	1,444,098

		4,976,743	3,887,292

		7,728,562	8,773,677

Commodity related:
Over the counter:
Commodity swaps and forwards		789,930	898,332
Commodity options		11,500	8,000

		801,430	906,332

Exchange traded:
Commodity futures and options		158,550	69,373

		959,980	975,705

	2021		2022
Hedge:
Currency forwards		1,279,598	1,249,589
Currency swaps		3,726,939	4,647,279
Interest rate forwards and swaps		8,695,960	16,475,525

		13,702,497	22,372,393

	~~W~~	324,383,695	344,412,052

(*)	The notional amounts of derivatives outstanding those will be settled in the ‘Central Counter Party (CCP)’ system.

Fair value of derivative instruments
(b)	Fair values of derivative instruments as of December 31, 2021 and 2022 are as follows:

	2021			2022
	Assets		Liabilities	Assets	Liabilities
Foreign currency related:
Over the counter:
Currency forwards	~~W~~	2,183,315	1,797,419	3,089,759	2,838,793
Currency swaps		651,292	748,302	1,626,567	1,807,229
Currency options		12,218	11,591	14,776	13,603

		2,846,825	2,557,312	4,731,102	4,659,625
Exchange traded:
Currency futures		12	210	17	928

		2,846,837	2,557,522	4,731,119	4,660,553

Interest rates related:
Over the counter:
Interest rate forwards and swaps		166,855	303,227	772,513	1,062,772
Interest rate options		3,748	611	5,169	1,983

		170,603	303,838	777,682	1,064,755
Exchange traded:
Interest rate futures		1,701	1,828	2,555	972
Interest rate options		83	—	—	—

		1,784	1,828	2,555	972

		172,387	305,666	780,237	1,065,727

Credit related:
Over the counter:
Credit swaps		493,829	65,103	423,966	19,235
Equity related:
Over the counter:
Equity swap and forwards		28,803	69,880	169,504	393,810
Equity options		3,884	8,671	2,704	1,139

		32,687	78,551	172,208	394,949

	2021			2022
	Assets		Liabilities	Assets	Liabilities
Exchange traded:
Equity futures		817	19,903	31,035	100,490
Equity options		6,324	167,237	11,414	145,895

		7,141	187,140	42,449	246,385

		39,828	265,691	214,657	641,334

Commodity related:
Over the counter:
Commodity swaps and forwards		18,557	3,149	10,983	136,701
Commodity options		—	8,406	—	1,517

		18,557	11,555	10,983	138,218

Exchange traded:
Commodity futures and options		2,688	2,218	2,530	514

		21,245	13,773	13,513	138,732

Hedge:
Currency forwards		106	46,139	23,143	37,757
Currency swaps		63,560	79,407	158,297	72,367
Interest rate forwards and swaps		161,397	253,263	116,864	1,069,000

		225,063	378,809	298,304	1,179,124

	~~W~~	3,799,189	3,586,564	6,461,796	7,704,705

Gain or loss on valuation of derivatives
(c)	Gain or loss on valuation of derivatives for the years ended December 31, 2020, 2021 and 2022 are as follows:

	2020		2021	2022
Foreign currency related
Over the counter
Currency forwards	~~W~~	(108,854)	268,310	44,245
Currency swaps		210,072	(201,500)	(143,586)
Currency options		4,979	2,007	4,247

		106,197	68,817	(95,094)

Exchange traded
Currency futures		(96)	(199)	(48)

		106,101	68,618	(95,142)

Interest rates related
Over the counter
Interest rate forwards and swaps		(73,926)	(142,703)	(173,277)
Interest rate options		(372)	792	285

		(74,298)	(141,911)	(172,992)

Exchange traded
Interest rate futures		4,236	(4)	1,582

		(70,062)	(141,915)	(171,410)

	2020		2021	2022
Credit related
Over the counter
Credit swaps		7,255	192,729	(25,562)
Equity related
Over the counter
Equity swap and forwards		(15,979)	(176,430)	(192,888)
Equity options		(2,082)	3,307	3,360

		(18,061)	(173,123)	(189,528)

Exchange traded
Equity futures		26,305	(19,408)	(69,455)
Equity options		196,288	32,555	(27,932)

		222,593	13,147	(97,387)

		204,532	(159,976)	(286,915)

Commodity related
Over the counter
Commodity swaps and forwards		(13,519)	(19,097)	(148,591)
Commodity options		—	(4,956)	5,840

		(13,519)	(24,053)	(142,751)

Exchange traded
Commodity futures		11,374	469	2,014

		(2,145)	(23,584)	(140,737)

Hedge		120,700	(203,563)	(741,873)

	~~W~~	366,381	(267,691)	(1,461,639)

Gain or loss on fair value hedges
i)	Gains(losses) on fair value hedged items and hedging instruments attributable to the hedged ineffectiveness for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Gains on fair value hedges (hedged items)		Losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	273,219	(281,649)	(8,430)
Foreign exchange risk (*1)		26,547	(32,829)	(6,282)

	~~W~~	299,766	(314,478)	(14,712)

	2022
	Gains on fair value hedges (hedged items)		Losses on fair value hedges (hedging instruments)	Hedge ineffectiveness recognized in profit or loss (*2)
Fair value hedges:
Interest rate risk (*1)	~~W~~	697,330	(728,397)	(31,067)
Foreign exchange risk (*1)		20,748	(22,056)	(1,308)
Stock price volatility risk		(4,762)	3,411	(1,351)

	~~W~~	713,316	(747,042)	(33,726)

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets.
(*2)	Ineffective portion of hedge: the difference between hedging instruments and hedged items.

Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year
ii)
Due to the ineffectiveness of hedge of cash flow risk and hedge of net investment in foreign operations during the year, the amounts recognized in the income statement and other comprehensive income are as follows:

	2021
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	15,492	(49,882)	—
Foreign exchange risk (*1)		14,439	(14,955)	24,464
Discontinuation of cash flow hedges		—	—	8,799
Hedge of net investments:
Foreign exchange risk (*1)		(74,525)	(2,094)	—

	~~W~~	(44,594)	(66,931)	33,263

	2022
	Gains (losses) on hedges recognized in other comprehensive income		Hedge ineffectiveness recognized in profit or loss (*2)	From cash flow hedge reserve to profit or loss reclassified amount
Cash flow hedges:
Interest rate risk (*1)	~~W~~	(132,203)	(47,854)	(65)
Foreign exchange risk (*1)		32,159	(54,969)	124,214
Discontinuation of cash flow hedges		—	—	9,270
Hedge of net investments:
Foreign exchange risk (*1)		(25,793)	(4,096)	—

	~~W~~	(125,837)	(106,919)	133,419

(*1)	The related account categories are presented as interest rate swap assets / liabilities and currency swap assets / liabilities, currency forwards assets / liabilities and borrowings.
(*2)	Ineffective portion of hedge: The difference between hedging instruments and hedged items.

Nominal amounts and average hedge ratios for hedging instruments
ii)	Nominal amounts and average hedge ratios for hedging instruments as of December 31, 2021 and 2022 are as follows:

	2021
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total

Interest risk:
Nominal values:	~~W~~	693,057	1,256,392	641,413	158,833	1,589,729	4,356,536	8,695,960
Average price condition (*1)		0.88%	1.21%	1.30%	1.00%	1.00%	0.66%	0.87%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,328,042	2,164,591	568,991	699,433	480,878	22,525	6,264,460
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

(*1)	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)
The average exchange rates of net investment hedge instruments are USD/KRW 1,143.95, JPY/KRW 10.53, EUR/KRW 1,288.52, GBP/KRW 1,484.00, AUD/KRW 817.06, CAD/KRW 868.95, SGD/KRW 859.87, CNY/KRW 174.40, SEK/KRW 124.85

	2022
	Less than 1 year		1~2 years	2~3 years	3~4 years	4~5 years	More than 5 years	Total

Interest risk:
Nominal values:	~~W~~	5,338,313	3,023,185	612,113	2,114,152	819,140	4,568,622	16,475,525
Average price condition (*1)		0.72%	0.82%	2.53%	1.52%	1.48%	0.68%	0.94%
Average hedge ratio:		100%	100%	100%	100%	100%	100%	100%

Exchange risk: (*2)
Nominal values:		2,620,663	610,676	1,108,785	1,900,980	942,804	—	7,183,908
Average hedge ratio:		100%	100%	100%	100%	100%	—	100%

(*1)	Interest rate swaps consist of 3M CD, 3M USD Libor, 3M Euribor, and 3M AUD Bond.
(*2)
The average exchange rates of net investment hedge instruments are USD/KRW 1,198.11, JPY/KRW 10.13, EUR/KRW 1,336.97, GBP/KRW 1,484.00, AUD/KRW 812.44, CAD/KRW 948.79, SGD/KRW 859.87, CNY/KRW 190.96, SEK/KRW 125.49.

Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity
iii)	Effect of derivatives on statement financial position, statement of comprehensive income, statement of changes in equity

	2021
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period

Fair value hedges
Interest rate swap	~~W~~	7,079,468	156,710	236,758	(277,450)
Currency forward		176,369	—	4,995	(8,835)
Cash flow hedge s
Interest rate swap		1,616,492	4,687	16,505	23,257
Currency swap		3,726,939	63,560	79,407	156,271
Currency forward		866,129	106	31,486	(63,659)
Hedge of net investments in foreign operations
Currency forward		237,100	—	9,658	(14,948)
Borrowings		1,257,923	—	1,256,241	(61,672)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.

	2022
	Nominal amount		Carrying value of asset (*)	Carrying value of liabilities (*)	Changes in fair value in the period
Fair value hedges
Interest rate forward and swap	~~W~~	13,530,243	77,757	895,005	(740,190)
Currency forward		113,126	4,038	635	1,780
Cash flow hedges
Interest rate swap		2,945,282	39,107	173,995	(126,075)
Currency swap		4,647,281	158,297	72,367	119,277
Currency forward		883,003	15,708	35,976	(3,136)
Hedge of net investments in foreign operations
Currency forward		253,460	3,397	1,146	(773)
Borrowings		1,287,039	—	1,282,361	(29,116)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forward assets and liabilities.

Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity
iv)	Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity

	2021
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	704,942	6,370,330	6,207	(85,441)	274,005	—	—
Foreign exchange risk Securities in foreign currency		415,693	—	—	—	23,109	—	—
Cash flow hedge
Interest rate risk Debentures in won and debentures in foreign currency		607,062	1,714,303	—	—	22,432	67,553	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,848,303	2,782,574	—	—	336,281	(19,296)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	74,525	—	(66,626)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

	2022
	Carrying value of asset (*)		Carrying value of liabilities (*)	Assets of Cumulative fair value hedge adjustment	Liabilities of Cumulative fair value hedge adjustment	Changes if fair value in the year	Cash flow hedge reserve	Foreign currency conversion reserves
Fair value hedges
Interest rate risk Borrowings and others	~~W~~	505,668	12,711,595	69,687	(861,128)	708,439	—	—
Foreign exchange risk Securities in foreign currency		205,470	—	—	—	(4,002)	—	—
Cash flow hedges
Interest rate risk Debentures in won and debentures in foreign currency		475,027	1,689,360	—	—	31,830	(58,956)	—
Foreign exchange risk Debentures in foreign currency and loans in foreign currency		2,778,511	2,843,059	—	—	52,361	(1,468)	—
Hedge of net investments in foreign operations
Foreign exchange risk Net assets in foreign operation		—	—	—	—	25,793	—	(40,834)

(*)	The related account categories are presented as interest rate swap assets / liabilities and currency forwards.

Hedge relationships affected by an interest rate index
(f)	Hedge relationships affected by an interest rate index
The revised Standard requires exceptions to the analysis of future information in relation to the application of hedge accounting, while uncertainty exists due to movements of the interest rate indicator reform. The exception assumes that when assessing whether the expected cash flows that comply with existing interest rate indicators are highly probable, whether there is an economic relationship between the hedged item and the hedging instrument, and whether there is a high hedge effectiveness between the hedged item and the hedging instrument, the interest rate indicators that are based on the hedged item do not change due to the effect of the interest rate index reform. The nominal amount of the hedging instrument related to the interest rate index exposed to the hedging relationship due to the Group’s reform of the interest rate index as of December 31, 2021 and 2022, are as follows:

	December 31, 2021
Interest rate index	Carrying value of hedged item, Assets		Carrying value of hedged item, Liabilities	Nominal amount of hedging instrument

KRW 3M CD (*1)	~~W~~	—	2,509,045	2,580,000
USD 1M LIBOR (*2)		—	241,192	241,842
USD 3M LIBOR(*1),(*2)		539,197	3,589,452	4,187,018
EURIBOR 1M		—	220,992	221,050
EURIBOR 3M		25,094	267,830	293,972

	~~W~~	564,291	6,828,511	7,523,882

(*1)	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.

(*2)	Exclude the nominal amount that will mature before the end of June 30, 2023, when LIBOR interest rate calculation is discontinued.

	December 31, 2022
Interest rate index	Carrying value of hedged item, Assets		Carrying value of hedged item, Liabilities	Nominal amount of hedging instrument

KRW 3M CD (*1)	~~W~~	—	9,247,047	9,390,000
USD 1M LIBOR (*2)		—	258,393	258,529
USD 3M LIBOR(*1),(*2)		283,014	3,785,641	4,196,714
EURIBOR 1M		—	—	—
EURIBOR 3M		3,236	269,826	274,294

	~~W~~	286,250	13,560,907	14,119,537

(*1)	Include nominal amount of the hedging instrument related to the CMS(Constant Maturity Swap) calculated based on the CD and LIBOR rate.
(*2)	Exclude the nominal amount that will mature before the end of June 30, 2023, when LIBOR interest rate calculation is discontinued.